Related Party Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party Transactions

19.	Related Party Transactions

The following table summarizes the Company's related party transactions measured at the exchange amount, which is the amount of the consideration established and agreed to by the related parties (in thousands):

	Year Ended December 31,
	2011	2010
Companies under common significant influence - Consulting and administration fee expenses	$-	$66

In 2011 and 2010, the Company paid $0 and $66,000, respectively, to a company controlled by a limited partner of a shareholder of the Company, as reimbursement for rent, office services, and travel and entertainment expenses.